Contingencies and Commitments	12 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Commitments
Note 17 — Contingencies and Commitments
Legal Proceedings
The Company is involved in various legal claims and proceedings arising in the normal course of its business. The Company accrues for a loss contingency when it determines that it is probable, after consultation with counsel, that a liability has been incurred and the amount of such loss can be reasonably estimated. At this time, the Company believes that the results of any such contingencies, either individually or in the aggregate, will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Between 2014 and 2018, the Company defended a lawsuit against certain of its subsidiaries in the U.S. District Court in Oregon alleging breach of contract and trade secret misappropriation.
In
October 2018,
while continuing to deny the plaintiff’s allegations, the Company entered into a settlement agreement with the plaintiff, which included a $
50,000
settlement payment by the Company, in consideration for a mutual release of each party and its respective customers with no
admission of liability or fault. As a result of the settlement, the lawsuit was dismissed with prejudice on November
13,
2018
. During fiscal year
2019
the Company paid the settlement amount of $
50,000
and $
5,000
in legal and other fees which were accrued as of September

30,
2018
.
Certain of the Company’s subsidiaries are currently in a dispute with a state-owned telecom enterprise in Ecuador, which appears to have political aspects.

The Company’s counterparty has claimed monetary damages. The dispute is over contracts, under which the Company was providing certain services, which have been terminated by the counterparty in connection with such dispute and which are under scrutiny by certain local governmental authorities.

The Company believes it has solid arguments and is vigorously defending its rights. To date, however, the Ecuadorian Courts have responded to such defense efforts, including motions alleging constitutional defects, in an inconsistent manner. While
 we have achieved some successes, the majority of the procedures are still ongoing. The Company is unable to reasonably estimate the ultimate outcome of the above dispute.
Guarantor’s Accounting and Disclosure Requirements for Guarantees
In
t
he ordinary course of its business, the Company provides certain customers with financial performance guarantees which, in certain cases, are backed by lines of credit. The Company is only liable for the amounts of those guarantees in the event of the Company’s nonperformance, which would permit the customer to exercise the guarantee.
The Company generally offers its products with a limited warranty. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been incurred after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2020, 2019 and 2018.
The Company generally indemnifies
i
ts customers against claims made by third parties arising from the use of the Company’s software and certain other matters. To date, the Company has incurred and recorded immaterial costs as a result of such obligations in its consolidated financial statements.